Financial and capital management (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Fair value details of financial instruments measured at amortized cost
The following table provides the fair value details of other financial instruments measured at amortized cost in the statements of financial position.

					December 31, 2021		December 31, 2020

	CLASSIFICATION	FAIR VALUE METHODOLOGY	NOTE		CARRYING VALUE	FAIR VALUE	CARRYING VALUE	FAIR VALUE

CRTC deferral account obligation	Trade payables and other liabilities and other non-current liabilities	Present value of estimated future cash flows discounted using observable market interest rates	23,	28	66	67	82	86

Debt securities and other debt	Debt due within one year and long-term debt	Quoted market price of debt	24,	25	23,729	26,354	20,525	24,366

Disclosure of fair value measurement of assets
The following table provides the fair value details of financial instruments measured at fair value in the statements of financial position.

				FAIR VALUE
	CLASSIFICATION	NOTE	CARRYING VALUE	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OBSERVABLE MARKET DATA (LEVEL 2)(1)	NON-OBSERVABLE MARKET INPUTS (LEVEL 3)(2)
December 31, 2021
Publicly-traded and privately-held investments(3)	Other non-current assets	21	183	24	—	159
Derivative financial instruments	Other current assets, trade payables and other liabilities, other non-current assets and liabilities		279	—	279	—
MLSE financial liability(4)	Trade payables and other liabilities	23	(149)	—	—	(149)
Other	Other non-current assets and liabilities		122	—	185	(63)
December 31, 2020
Publicly-traded and privately-held investments(3)	Other non-current assets	21	126	3	—	123
Derivative financial instruments	Other current assets, trade payables and other liabilities, other non-current assets and liabilities		(51)	—	(51)	—
MLSE financial liability(4)	Trade payables and other liabilities	23	(149)	—	—	(149)
Other	Other non-current assets and liabilities		109	—	167	(58)
(1)Observable market data such as equity prices, interest rates, swap rate curves and foreign currency exchange rates.
(2)Non-observable market inputs such as discounted cash flows and earnings multiples. A reasonable change in our assumptions would not result in a significant increase (decrease) to our level 3 financial instruments.
(3)Unrealized gains and losses are recorded in Other comprehensive income from continuing operations in the statements of comprehensive income and are reclassified from Accumulated other comprehensive income to the deficit in the statements of financial position when realized.
(4)Represents BCE’s obligation to repurchase the Master Trust Fund’s 9% interest in MLSE at a price not less than an agreed minimum price, should the Master Trust Fund exercise its put option. The obligation to repurchase is marked to market each reporting period and the gain or loss is recognized in Other income (expense) in the income statements.
Disclosure of fair value measurement of liabilities
The following table provides the fair value details of financial instruments measured at fair value in the statements of financial position.

				FAIR VALUE
	CLASSIFICATION	NOTE	CARRYING VALUE	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OBSERVABLE MARKET DATA (LEVEL 2)(1)	NON-OBSERVABLE MARKET INPUTS (LEVEL 3)(2)
December 31, 2021
Publicly-traded and privately-held investments(3)	Other non-current assets	21	183	24	—	159
Derivative financial instruments	Other current assets, trade payables and other liabilities, other non-current assets and liabilities		279	—	279	—
MLSE financial liability(4)	Trade payables and other liabilities	23	(149)	—	—	(149)
Other	Other non-current assets and liabilities		122	—	185	(63)
December 31, 2020
Publicly-traded and privately-held investments(3)	Other non-current assets	21	126	3	—	123
Derivative financial instruments	Other current assets, trade payables and other liabilities, other non-current assets and liabilities		(51)	—	(51)	—
MLSE financial liability(4)	Trade payables and other liabilities	23	(149)	—	—	(149)
Other	Other non-current assets and liabilities		109	—	167	(58)
(1)Observable market data such as equity prices, interest rates, swap rate curves and foreign currency exchange rates.
(2)Non-observable market inputs such as discounted cash flows and earnings multiples. A reasonable change in our assumptions would not result in a significant increase (decrease) to our level 3 financial instruments.
(3)Unrealized gains and losses are recorded in Other comprehensive income from continuing operations in the statements of comprehensive income and are reclassified from Accumulated other comprehensive income to the deficit in the statements of financial position when realized.
(4)Represents BCE’s obligation to repurchase the Master Trust Fund’s 9% interest in MLSE at a price not less than an agreed minimum price, should the Master Trust Fund exercise its put option. The obligation to repurchase is marked to market each reporting period and the gain or loss is recognized in Other income (expense) in the income statements.
Change in allowance for doubtful accounts
The following table provides the change in allowance for doubtful accounts for trade receivables, including the current portion of wireless device financing plan receivables.

	NOTE	2021	2020
Balance, January 1		(149)	(62)
Additions		(83)	(134)
Usage and reversals		96	47
Balance, December 31	11	(136)	(149)
The following table provides the change in allowance for doubtful accounts for contract assets.

	NOTE	2021	2020
Balance, January 1		(59)	(68)
Additions		(9)	(31)
Usage and reversals		48	40
Balance, December 31		(20)	(59)
Current		(6)	(29)
Non-current		(14)	(30)
Balance, December 31	13	(20)	(59)

Details on trade receivables not impaired
The following table provides further details on trade receivables, net of allowance for doubtful accounts.

AT DECEMBER 31	2021	2020
Trade receivables not past due	2,958	2,574
Trade receivables past due
Under 60 days	420	432
60 to 120 days	284	214
Over 120 days	45	45
Trade receivables, net of allowance for doubtful accounts	3,707	3,265

Maturity analysis for recognized financial liabilities
The following table is a maturity analysis for recognized financial liabilities at December 31, 2021 for each of the next five years and thereafter.

AT DECEMBER 31, 2021	NOTE	2022	2023	2024	2025	2026	THERE- AFTER	TOTAL
Long-term debt	25	156	1,632	2,060	2,153	1,561	16,289	23,851
Notes payable	24	735	—	—	—	—	—	735
Lease liabilities (1)		1,009	833	541	439	406	1,922	5,150
Loan secured by trade receivables	24	900	—	—	—	—	—	900
Interest payable on long-term debt, notes payable and loan secured by trade receivables		918	890	825	770	718	9,068	13,189
Net payments (receipts) on cross currency interest rate swaps		11	12	(2)	12	12	314	359
MLSE financial liability	23	149	—	—	—	—	—	149
Total		3,878	3,367	3,424	3,374	2,697	27,593	44,333
(1) Includes imputed interest of $841 million.

Details on outstanding foreign currency forward contracts and cross currency basis swaps
The following table provides further details on our outstanding foreign currency forward contracts and options as at December 31, 2021.

TYPE OF HEDGE	BUY CURRENCY	AMOUNT TO RECEIVE	SELL CURRENCY	AMOUNT TO PAY	MATURITY	HEDGED ITEM
Cash flow	USD	561	CAD	721	2022	Commercial paper
Cash flow	PHP	2,270	CAD	58	2022	Anticipated purchases
Cash flow	USD	568	CAD	723	2022	Anticipated purchases
Cash flow	USD	550	CAD	678	2023	Anticipated purchases
Cash flow - call options	USD	212	CAD	275	2022	Anticipated purchases
Cash flow - put options	USD	212	CAD	272	2022	Anticipated purchases
Economic	USD	40	CAD	50	2022	Anticipated purchases
Economic - put options	USD	99	CAD	123	2022	Anticipated purchases
Economic - call options	USD	150	CAD	178	2022	Anticipated purchases
Economic - call options	CAD	190	USD	150	2022	Anticipated purchases
Economic - put options	USD	240	CAD	290	2023	Anticipated purchases

Summary of key ratios	The following table provides a summary of our key ratios.

AT DECEMBER 31	2021	2020
Net debt leverage ratio	3.18	2.93
Adjusted EBITDA to adjusted net interest expense ratio	8.77	8.32